SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS - Parentheticals (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Aug. 31, 2019 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Sep. 14, 2018 shares	Jan. 26, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Nov. 07, 2017 shares	Jul. 05, 2017 shares	Dec. 31, 2016 CNY (¥)	Mar. 25, 2015 shares
Ordinary shares, shares issued	195,191,000	195,191,000		162,672,800	162,672,800			151,468,400
Ordinary shares, shares outstanding	195,191,000	195,191,000	195,191,000	162,672,800	162,672,800			151,468,400
Series A convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		11,950,600	11,950,600
Mezzanine equity, shares issued	0	0		11,950,600	11,950,600							11,950,600
Mezzanine equity, shares outstanding				11,950,600	11,950,600
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 296,032
Series B convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		2,830,300	2,830,300
Mezzanine equity, shares issued	0	0		2,830,300	2,830,300					2,830,300
Mezzanine equity, shares outstanding	0	0		2,830,300	2,830,300
Mezzanine equity, liquidation value | $	$ 0			$ 224,467
Series C convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		5,051,800	5,051,800
Mezzanine equity, shares issued	0	0		5,051,800	5,051,800				5,051,800
Mezzanine equity, shares outstanding	0	0		5,051,800	5,051,800
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 400,652			¥ 2,019			¥ 0
Series D convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		3,518,000	3,518,000
Mezzanine equity, shares issued	0	0		3,518,000	3,518,000		3,518,000
Mezzanine equity, shares outstanding	0	0		3,518,000	3,518,000
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 469,654
Series E convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		1,082,500	1,082,500
Mezzanine equity, shares issued	0	0		1,082,500	1,082,500	1,082,500
Mezzanine equity, shares outstanding	0	0		1,082,500	1,082,500
Mezzanine equity, liquidation value | $	$ 0			$ 157,447
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000		0	0
Ordinary shares, shares issued	128,228,600	128,228,600		0	0
Ordinary shares, shares outstanding	128,228,600	128,228,600	128,228,600	0	0
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000		0	0
Ordinary shares, shares issued	66,962,400	66,962,400		0	0
Ordinary shares, shares outstanding	66,962,400	66,962,400	66,962,400	0	0
Parent Company | Reportable legal entities
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	0	0		5,000,000,000	5,000,000,000
Ordinary shares, shares issued	0	0		162,672,800	162,672,800
Ordinary shares, shares outstanding	0	0		162,672,800	162,672,800
Parent Company | Reportable legal entities | Series A convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		11,950,600	11,950,600
Mezzanine equity, shares issued	0	0		11,950,600	11,950,600
Mezzanine equity, shares outstanding	0	0		11,950,600	11,950,600
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 296,032
Parent Company | Reportable legal entities | Series B convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		2,830,300	2,830,300
Mezzanine equity, shares issued	0	0		2,830,300	2,830,300
Mezzanine equity, shares outstanding	0	0		2,830,300	2,830,300
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 224,467
Parent Company | Reportable legal entities | Series C convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		5,051,800	5,051,800
Mezzanine equity, shares issued	0	0		5,051,800	5,051,800
Mezzanine equity, shares outstanding	0	0		5,051,800	5,051,800
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 400,652
Parent Company | Reportable legal entities | Series D convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		3,518,000	3,518,000
Mezzanine equity, shares issued	0	0		3,518,000	3,518,000
Mezzanine equity, shares outstanding	0	0		3,518,000	3,518,000
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 469,654
Parent Company | Reportable legal entities | Series E convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		1,082,500	1,082,500
Mezzanine equity, shares issued	0	0		1,082,500	1,082,500
Mezzanine equity, shares outstanding	0	0		1,082,500	1,082,500
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 157,447
Parent Company | Reportable legal entities | Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000		0	0
Ordinary shares, shares issued	128,228,600	128,228,600		0	0
Ordinary shares, shares outstanding	128,228,600	128,228,600		0	0
Parent Company | Reportable legal entities | Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000		0	0
Ordinary shares, shares issued	66,962,400	66,962,400		0	0
Ordinary shares, shares outstanding	66,962,400	66,962,400		0	0